Note 8 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cost	$ 347,493	$ 289,815
Accumulated depreciation	215,948	191,713
Net	131,545	98,102
Land [Member]
Cost	2,521	2,521
Accumulated depreciation
Net	2,521	2,521
Building [Member]
Cost	10,602	10,581
Accumulated depreciation	5,136	4,952
Net	5,466	5,629
Vehicles [Member]
Cost	85,585	67,441
Accumulated depreciation	48,308	40,821
Net	37,277	26,620
Furniture and Fixtures [Member]
Cost	92,863	74,052
Accumulated depreciation	54,806	49,275
Net	38,057	24,777
Computer Equipment [Member]
Cost	112,752	100,743
Accumulated depreciation	83,371	76,108
Net	29,381	24,635
Leasehold Improvements [Member]
Cost	43,170	34,477
Accumulated depreciation	24,327	20,557
Net	$ 18,843	$ 13,920